Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 23,257	$ 3,275	¥ 9,691	¥ (4,467)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	8,292	1,168	7,236	6,232
Share-based compensation	4,804	677	7,548	9,134
Losses from disposal of property, equipment and software	55	8	407	18
Gain from extinguishment of debt			(6)
Deferred income tax	869	122	(549)	(651)
Amortization of discounts and issuance costs of the unsecured senior notes	12	2	12	14
Impairment of goodwill	3,143	443	(0)	(0)
Impairment of long-lived assets	2,025	285
Allowance for doubtful accounts	641	90	926	708
Impairment of investments	3,043	429	1,969	574
Fair value change of long-term investments	855	120	4,096	7,252
(Gains)/losses from acquirements or disposals of business and investment	(89)	(13)	3,558	(140)
Gain on sale of development properties	(2,283)	(322)	(1,379)	(767)
Share of results of equity investees	(1,010)	(142)	2,195	4,918
Foreign exchange (gains)/losses	28	4	(114)	(42)
Changes in operating assets and liabilities:
Accounts receivable	(310)	(44)	(7,196)	(5,632)
Advance to suppliers	1,075	151	9	(107)
Inventories	9,891	1,393	(2,278)	(16,697)
Prepayments and other current assets	590	84	(1,969)	(2,539)
Amount due from related parties	(750)	(106)	1,763	(278)
Operating lease right-of-use assets	(273)	(38)	(525)	(4,045)
Other non-current assets	74	10	2,397	(1,701)
Accounts payable	4,614	650	17,658	32,585
Advance from customers	(2,088)	(294)	4,526	8,702
Deferred revenues	(1,397)	(197)	(319)	(243)
Taxes payable	1,311	185	3,206	(468)
Amount due to related parties	1,132	159	847	(66)
Accrued expenses and other current liabilities	2,149	303	3,295	5,257
Operating lease liabilities	529	75	705	4,180
Other non-current liabilities	(668)	(94)	110	570
Net cash provided by operating activities	59,521	8,383	57,819	42,301
Cash flows from investing activities:
Purchase of short-term investments	(193,605)	(27,269)	(180,291)	(167,684)
Maturity of short-term investments	217,184	30,590	165,093	113,362
Purchases of long-term time deposits and wealth management products	(74,924)	(10,553)	(3,019)	(160)
Maturity of long-term time deposits and wealth management products			30
Purchases of investment securities				(2,656)
Cash received from disposal of investment securities	8,318	1,172	6,348	13,165
Prepayments and investments in equity investees	(1,382)	(195)	(4,501)	(11,576)
Cash received from disposal of equity investments	387	55	412	407
Cash paid for loan originations	(75,761)	(10,671)	(77,577)	(82,197)
Cash received from loan repayments	75,986	10,702	77,732	80,561
Purchase of property, equipment and software	(4,025)	(567)	(5,495)	(5,562)
Disposal of equipment and other assets	130	18	1,418	1,765
Purchase of intangible assets	(3)		(10)	(23)
Cash paid for asset acquisitions, net of cash acquired	(5,468)	(770)	(2,170)	(1,603)
Purchase of land use rights	(4,981)	(702)	(5,236)	(7,825)
Cash paid for construction in progress	(11,006)	(1,550)	(12,172)	(8,868)
Cash received from sale of development properties	6,975	982	1,686	3,549
Cash paid for business combinations, net of cash acquired			(15,684)	(321)
Loans settled by/(provided to) JD Technology	3,328	469	(502)	(169)
Other investing activities	(696)	(97)	(88)	1,587
Net cash used in investing activities	(59,543)	(8,386)	(54,026)	(74,248)
Cash flows from financing activities:
Repurchase of ordinary shares	(2,497)	(352)	(1,823)	(5,246)
Proceeds from issuance of ordinary shares pursuant to share-based awards	33	5	1,043	62
Cash paid for dividends	(6,741)	(949)	(13,087)	0
Capital injection from non-controlling interest shareholders	1,835	258	8,020	27,662
Return of capital to non-controlling interests			(36)	(68)
Acquisition of additional equity interests in non-wholly owned subsidiaries	(778)	(110)	(4,581)	(775)
Proceeds from short-term borrowings	17,343	2,443	33,208	7,133
Repayment of short-term borrowings	(16,192)	(2,281)	(31,804)	(5,982)
Proceeds from long-term borrowings	13,157	1,853	14,101
Repayment of long-term borrowings	(11,195)	(1,577)	(3,635)	(29)
Repurchase and repayment of unsecured senior notes			(31)	(3,246)
Other financing activities	(773)	(108)	(195)	(8)
Net cash provided by/(used in) financing activities	(5,808)	(818)	1,180	19,503
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	125	17	3,490	(1,498)
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(5,705)	(804)	8,463	(13,942)
Cash, cash equivalents, and restricted cash at beginning of year, including cash and cash equivalents classified within assets held for sale	85,156	11,994	76,693	90,635
Less: cash, cash equivalents, and restricted cash classified within assets held for sale at beginning of year	41	6		116
Cash, cash equivalents, and restricted cash at beginning of year	85,115	11,988	76,693	90,519
Cash, cash equivalents, and restricted cash at end of year, including cash and cash equivalents classified within assets held for sale	79,451	11,190	85,156	76,693
Less: cash, cash equivalents, and restricted cash classified within assets held for sale at end of year	53	7	41
Cash, cash equivalents, and restricted cash at end of year	79,398	11,183	85,115	76,693
Supplemental disclosure of cash flow information:
Cash paid for income taxes	(5,462)	(769)	(2,555)	(2,538)
Cash paid for interest	(2,808)	(395)	(2,393)	(1,221)
Supplemental disclosures of non-cash investing and financing activities:
Issuance of ordinary shares in connection with strategic cooperation agreement with Tencent	472	66	448	463
Right-of-use assets acquired under operating leases	10,890	1,534	7,700	¥ 10,228
Acquisition of equity interest in Dada by strategic resources	¥ 249	$ 35	¥ 1,606